Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest received on bank deposits	£ 166	£ 73	£ 29
Other interest receivable	1	10
Gain on equity settled derivative financial liability	3,218	487	468
Total finance income	3,385	570	497
Finance expense
Interest expense on lease liabilities	19	28	43
Interest expense on deferred consideration	144
Other loans	2	13	10
Total finance expense	£ 165	£ 41	£ 53